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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2013
                                                        --------------

                Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one.): [ ] is a restatement.
                        [ ] adds new holdings entries.

             INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

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
                    Name:     GLENHILL ADVISORS, LLC
                              -----------------------------
                    Address:  600 FIFTH AVENUE, 11TH FLOOR
                              -----------------------------
                              NEW YORK, NEW YORK 10020
                              -----------------------------

                        Form 13F File Number: 028-10461
                                              ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

          PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

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
                           Name:   Glenn J. Krevlin
                           Title:  Managing Member
                           Phone:  (646) 432-0600

                    SIGNATURE, PLACE, AND DATE OF SIGNING:

   /s/ GLENN J. KREVLIN       New York, New York           May 15, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

                        REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

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
Number of Other Included Managers:            3
                                         -----------
Form 13F Information Table Entry Total:      98
                                         -----------
Form 13F Information Table Value Total:    747,086
                                         -----------
                                         (thousands)
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                       LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F
No.  File Number  Name

01   028- 10911   Glenhill Capital Management, LLC
---- ------------ -----------------------------------
02   028- 10962   Glenhill Capital Overseas GP, Ltd.
---- ------------ -----------------------------------
03   028- 14598   Glenhill Capital Advisors, LLC
---- ------------ -----------------------------------

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FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                       Value   Shares or Sh/ Put/   Investment    Other   Voting Authority
Name of Issuer          Title of Class      CUSIP     (x$1000)  Prn Amt  Prn call   Discretion   Managers  Sole   Shared   None
--------------          ---------------- ------------ -------- --------- --- ---- -------------- -------- ------ --------- ----
Autodesk Inc            COM              052769 10 6      909     22,042 SH       Shared-Defined  01, 03   Sole
Autodesk Inc            COM              052769 10 6   13,413    325,173 SH       Shared-Defined  02, 03   Sole
B/E Aerospace Inc       COM              073302 10 1      551      9,137 SH       Shared-Defined  01, 03   Sole
B/E Aerospace Inc       COM              073302 10 1    7,936    131,650 SH       Shared-Defined  02, 03   Sole
B/E Aerospace Inc       CALL             073302 90 1       13         20 SH  Call Shared-Defined  01, 03   Sole
B/E Aerospace Inc       CALL             073302 90 1    1,269      1,922 SH  Call Shared-Defined  02, 03   Sole
Bank Of America Corp    COM              060505 10 4    1,315    107,976 SH       Shared-Defined  01, 03   Sole
Bloomin Brands Inc      COM              094235 10 8      685     38,335 SH       Shared-Defined  01, 03   Sole
Bloomin Brands Inc      COM              094235 10 8    7,902    442,420 SH       Shared-Defined  02, 03   Sole
China Pharma Hldgs Inc  COM              16941T 10 4       58    200,000 SH       Shared-Defined  01, 03   Sole
China XD Plastics Co
  Ltd                   COM              16948F 10 7    1,607    401,627 SH       Shared-Defined  01, 03   Sole
China XD Plastics Co
  Ltd                   COM              16948F 10 7      496    124,052 SH       Shared-Defined  02, 03   Sole
China Yida Holdings Co  COM PAR $0.0001  16945D 30 3      205     49,342 SH       Shared-Defined  01, 03   Sole
Concur Technologies Inc PUT              206708 95 9      144        770 SH  Put  Shared-Defined  02, 03   Sole
Concur Technologies Inc PUT              206708 95 9      152        385 SH  Put  Shared-Defined  02, 03   Sole
Constellation Brands
  Inc                   CL A             21036P 10 8      974     20,449 SH       Shared-Defined  01, 03   Sole
Constellation Brands
  Inc                   CL A             21036P 10 8   15,220    319,477 SH       Shared-Defined  02, 03   Sole
Covanta Hldg Corp       COM              22282E 10 2    6,355    315,396 SH       Shared-Defined  01, 03   Sole
Covanta Hldg Corp       COM              22282E 10 2   45,002  2,233,364 SH       Shared-Defined  02, 03   Sole
Destination XL Group
  Inc                   COM              25065K 10 4    7,792  1,530,881 SH       Shared-Defined  01, 03   Sole
Destination XL Group
  Inc                   COM              25065K 10 4   12,314  2,419,177 SH       Shared-Defined  02, 03   Sole
Dover Saddlery Inc      COM              260412 10 1    3,400    918,983 SH       Shared-Defined  02, 03   Sole
Family Dlr Stores Inc   COM              307000 10 9    1,855     31,417 SH       Shared-Defined  01, 03   Sole
Family Dlr Stores Inc   CALL             307000 90 9       27         62 SH  Call Shared-Defined  01, 03   Sole
Family Dlr Stores Inc   CALL             307000 90 9    2,742      6,231 SH  Call Shared-Defined  02, 03   Sole
FedEx Corp              COM              31428X 10 6    2,752     28,021 SH       Shared-Defined  01, 03   Sole
FedEx Corp              COM              31428X 10 6   42,891    436,769 SH       Shared-Defined  02, 03   Sole
Fifth & Pac Cos Inc     COM              316645 10 0    5,147    272,595 SH       Shared-Defined  01, 03   Sole
Fifth & Pac Cos Inc     COM              316645 10 0   29,374  1,555,826 SH       Shared-Defined  02, 03   Sole
Flow Intl Corp          COM              343468 10 4    1,515    387,541 SH       Shared-Defined  01, 03   Sole
Gildan Activewear Inc   COM              375916 10 3      145      3,625 SH       Shared-Defined  01, 03   Sole
Gildan Activewear Inc   COM              375916 10 3   14,380    360,311 SH       Shared-Defined  02, 03   Sole
Grace W R & Co Del New  COM              38388F 10 8    2,022     26,085 SH       Shared-Defined  01, 03   Sole
Grace W R & Co Del New  COM              38388F 10 8   25,703    331,606 SH       Shared-Defined  02, 03   Sole
Grace W R & Co Del New  CALL             38388F 90 8        8         10 SH  Call Shared-Defined  01, 03   Sole
Grace W R & Co Del New  CALL             38388F 90 8      872      1,064 SH  Call Shared-Defined  02, 03   Sole
Hain Celestial Group
  Inc                   COM              405217 10 0      990     16,210 SH       Shared-Defined  01, 03   Sole
Hain Celestial Group
  Inc                   COM              405217 10 0   15,200    248,846 SH       Shared-Defined  02, 03   Sole
Hanesbrands Inc         COM              410345 10 2      337      7,392 SH       Shared-Defined  01, 03   Sole
Hanesbrands Inc         COM              410345 10 2    2,536     55,673 SH       Shared-Defined  02, 03   Sole
Harvest Natural
  Resources Inc         COM              41754V 10 3    1,963    559,360 SH       Shared-Defined  01, 03   Sole
Harvest Natural
  Resources Inc         COM              41754V 10 3    7,670  2,185,075 SH       Shared-Defined  02, 03   Sole
Jack In The Box Inc     COM              466367 10 9      722     20,882 SH       Shared-Defined  01, 03   Sole
Jack In The Box Inc     COM              466367 10 9    9,632    278,473 SH       Shared-Defined  02, 03   Sole
Jamba Inc               COM              47023A 10 1    1,687    591,865 SH       Shared-Defined  01, 03   Sole
Jamba Inc               COM              47023A 10 1    3,491  1,225,017 SH       Shared-Defined  02, 03   Sole
Liberty Global Inc      COM SER C        530555 30 9    1,056     15,380 SH       Shared-Defined  01, 03   Sole
Liberty Global Inc      COM SER C        530555 30 9   18,161    264,616 SH       Shared-Defined  02, 03   Sole
Lionbridge
  Technologies Inc      COM              536252 10 9    3,303    853,365 SH       Shared-Defined  01, 03   Sole
Lionbridge
  Technologies Inc      COM              536252 10 9   21,044  5,437,686 SH       Shared-Defined  02, 03   Sole
LJ Intl Inc             ORD              G55312 10 5      707    371,968 SH       Shared-Defined  01, 03   Sole
LKQ Corp                COM              501889 20 8      573     26,347 SH       Shared-Defined  01, 03   Sole
LKQ Corp                COM              501889 20 8    8,940    410,826 SH       Shared-Defined  02, 03   Sole
Mens Wearhouse Inc      COM              587118 10 0    2,069     61,909 SH       Shared-Defined  01, 03   Sole
Mens Wearhouse Inc      COM              587118 10 0   22,626    677,006 SH       Shared-Defined  02, 03   Sole
Meritor Inc             COM              59001K 10 0    1,383    292,319 SH       Shared-Defined  01, 03   Sole
Meritor Inc             COM              59001K 10 0   11,340  2,397,402 SH       Shared-Defined  02, 03   Sole
Meritor Inc             CALL             59001K 90 0      266      2,529 SH  Call Shared-Defined  01, 03   Sole
Meritor Inc             CALL             59001K 90 0    1,312     12,491 SH  Call Shared-Defined  02, 03   Sole
Microstrategy Inc       CL A NEW         594972 40 8      260      2,575 SH       Shared-Defined  01, 03   Sole
Microstrategy Inc       CL A NEW         594972 40 8    2,851     28,208 SH       Shared-Defined  02, 03   Sole
Monsanto Co New         COM              61166W 10 1    1,552     14,689 SH       Shared-Defined  01, 03   Sole
Monsanto Co New         COM              61166W 10 1   16,148    152,875 SH       Shared-Defined  02, 03   Sole
Motorola Solutions Inc  COM NEW          620076 30 7    2,073     32,383 SH       Shared-Defined  01, 03   Sole
Motorola Solutions Inc  COM NEW          620076 30 7   34,222    534,476 SH       Shared-Defined  02, 03   Sole
Nice Sys Ltd            SPONSORED
                        ADR              653656 10 8      269      7,295 SH       Shared-Defined  01, 03   Sole
Nice Sys Ltd            SPONSORED
                        ADR              653656 10 8   26,702    725,000 SH       Shared-Defined  02, 03   Sole
Pep Boys Manny Moe &
  Jack                  COM              713278 10 9    2,064    175,049 SH       Shared-Defined  01, 03   Sole
Pep Boys Manny Moe &
  Jack                  COM              713278 10 9   16,277  1,380,617 SH       Shared-Defined  02, 03   Sole
Progressive Waste
  Solutions             COM              74339G 10 1       84      3,983 SH       Shared-Defined  01, 03   Sole
Progressive Waste
  Solutions             COM              74339G 10 1    8,374    395,917 SH       Shared-Defined  02, 03   Sole
QKL Stores Inc          COM              74732Y 30 3      129     19,245 SH       Shared-Defined  01, 03   Sole
Qualcomm Inc            COM              747525 10 3    1,773     26,479 SH       Shared-Defined  01, 03   Sole
Qualcomm Inc            COM              747525 10 3   16,675    249,107 SH       Shared-Defined  02, 03   Sole
Qualcomm Inc            CALL             747525 90 3        6         39 SH  Call Shared-Defined  01, 03   Sole
Qualcomm Inc            CALL             747525 90 3      689      4,500 SH  Call Shared-Defined  02, 03   Sole
Retail Opportunity      *W EXP
  Invts Cor             10/23/2014       76131N 11 9    5,200  2,600,000 SH       Shared-Defined  02, 03   Sole
Retail Opportunity
  Invts Cor             COM              76131N 10 1    2,905    207,249 SH       Shared-Defined  01, 03   Sole
Retail Opportunity
  Invts Cor             COM              76131N 10 1   19,520  1,392,778 SH       Shared-Defined  02, 03   Sole
Rock-Tenn Co            CL A             772739 20 7      464      4,998 SH       Shared-Defined  01, 03   Sole
Rock-Tenn Co            CL A             772739 20 7    7,932     85,479 SH       Shared-Defined  02, 03   Sole
Sealed Air Corp New     COM              81211K 10 0    5,676    235,420 SH       Shared-Defined  01, 03   Sole
Sealed Air Corp New     COM              81211K 10 0   37,734  1,565,096 SH       Shared-Defined  02, 03   Sole
Sealed Air Corp New     CALL             81211K 90 0    4,581      5,000 SH  Call Shared-Defined  02, 03   Sole
Sensata Technologies
  Hldg BV               SHS              N7902X 10 6      854     25,969 SH       Shared-Defined  01, 03   Sole
Sensata Technologies
  Hldg BV               CALL             N7902X 90 6        6         68 SH  Call Shared-Defined  01, 03   Sole
Sensata Technologies
  Hldg BV               CALL             N7902X 90 6      628      6,979 SH  Call Shared-Defined  02, 03   Sole
Starwood Ppty Tr Inc    COM              85571B 10 5    5,240    188,764 SH       Shared-Defined  01, 03   Sole
Starwood Ppty Tr Inc    COM              85571B 10 5   20,110    724,432 SH       Shared-Defined  02, 03   Sole
SUPERVALU Inc           COM              868536 10 3    1,927    382,313 SH       Shared-Defined  01, 03   Sole
SUPERVALU Inc           COM              868536 10 3   30,349  6,021,573 SH       Shared-Defined  02, 03   Sole
TE Connectivity Ltd     REG SHS          H84989 10 4    1,169     27,890 SH       Shared-Defined  01, 03   Sole
TE Connectivity Ltd     REG SHS          H84989 10 4   17,058    406,815 SH       Shared-Defined  02, 03   Sole
TIBCO Software Inc      COM              88632Q 10 3    2,298    113,700 SH       Shared-Defined  01, 03   Sole
TIBCO Software Inc      COM              88632Q 10 3   35,827  1,772,318 SH       Shared-Defined  02, 03   Sole
Verint Sys Inc          COM              92343X 10 0    1,478     40,450 SH       Shared-Defined  01, 03   Sole
Verint Sys Inc          COM              92343X 10 0   20,236    553,650 SH       Shared-Defined  02, 03   Sole
Yongye Intl Inc         COM              98607B 10 6    1,596    300,000 SH       Shared-Defined  01, 03   Sole

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